                                 JULY 15, 1997

                         US Government Securities Fund

   Supplement to Statement of Additional Information Dated February 28, 1997


          The following replaces average annual return figures in the section of the Statement of Additional Information entitled Average Annual Total Return under Calculation of Performance Data:

                          Average Annual Total Return

US Government Securities Fund

                                                  Class B    Class B                  Class C      Class C
              Class A    Class A                  Shares     Shares                   Shares       Shares
              Shares     Shares                (including   (excluding               (including   (excluding
            (at offer)  (at NAV)                   CDSC)      CDSC)                    CDSC)        CDSC)
1 year                              1 year                             1 year
ended                               ended                              ended
10/31/96    (0.21%)       4.73%     10/31/96     0.12%      4.07%      10/31/96        2.97%        3.96%

                                    Period                             Period
3 years                             6/7/94(1)                          1/10/95
ended                               through                            through
10/31/96     2.77%        4.44%     10/31/96     6.01%(2)   7.16%(2)   10/31/96       11.07%(2)    11.07%(2)

5 years
ended
10/31/96     6.51%(2)     7.56%(2)

Period
11/2/87(1)
through
10/31/96     8.40%(2)     8.99%(2)

Institutional
  Class

1 year
ended
10/31/96     4.73%        4.73%

Period
6/7/94
through
10/31/96     7.80%        7.80%

(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).

          The following replaces cumulative total return figures in the section of the Statement of Additional Information entitled Cumulative Total Return under Calculation of Performance Data:

                            Cumulative Total Return

US Government Securities Fund

                                               Class B     Class B                  Class C      Class C
             Class A                           Shares      Shares                   Shares       Shares
             Shares                         (including   (excluding               (including   (excluding             Institutional
           (at offer)                           CDSC)      CDSC)                    CDSC)        CDSC)                    Class
3 months                     3 months                                  3 months                              3 months
ended                        ended                                     ended                                 ended
10/31/96    (1.11%)          10/31/96        (0.33%)      3.67%        10/31/96     2.67%        3.67%       10/31/96     3.87%

6 months                     6 months                                  6 months                              6 months
ended                        ended                                     ended                                 ended
10/31/96     0.17%           10/31/96         0.81%       4.81%        10/31/96     3.82%        4.82%       10/31/96     5.09%

9 months                     9 months                                  9 months                              9 months
ended                        ended                                     ended                                 ended
10/31/96    (3.91%)          10/31/96        (3.45%)      0.41%        10/31/96    (0.62%)       0.35%       10/31/96     0.92%

1 year                       1 year                                    1 year                                1 year
ended                        ended                                     ended                                 ended
10/31/96    (0.21%)          10/31/96         0.12%       4.07%        10/31/96     2.97%        3.96%       10/31/96     4.73%

                             Period                                    Period                                Period
3 years                      6/7/94(1)                                 1/10/95(1)                            6/7/94(1)
ended                        through                                   through                               through
10/31/96     8.55%           10/31/96        15.07%(2)   18.07%(2)     10/31/96    20.91%(2)    20.91%(2)    10/31/96    19.78%


5 years
ended
10/31/96    37.10%(2)


Period
11/2/87(1)
through
10/31/96   106.60%(2)

(1)  Date of initial public offering.

(2)  Reflects voluntary waivers in effect during the period(s).